Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Share-based Compensation [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The fair value of each stock option granted during the year was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	2016	2015
Expected life (years)	4.8	4.9
Expected volatility	83%	69%
Expected dividend yield	—	—
Risk-free interest rate	1.4%	1.7%
Weighted average fair value of options granted during the year	$1.21	$2.70

Schedule of Share-based Compensation, Stock Options, Activity
The following table summarizes stock option activity for the year ended December 31, 2016:

			Weighted
		Weighted Average	Average Remaining	Aggregate Intrinsic
	Number of Shares	Exercise Price Per Share	Contractual Life (years)	Value (in thousands)
Outstanding at December 31, 2015	286,568	$6.46
Granted	195,332	$1.86
Exercised	—	—
Forfeited and Expired	(77,914)	$4.46
Outstanding at December 31, 2016	403,986	$4.62	8.1	$0
Exercisable at December 31, 2016	196,776	$6.74	7.0	$0